ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES
ORDINARY SHARES

17.         ORDINARY SHARES

The Company’s fifth amended and restated Memorandum and Article of Association authorized the Company to issue 990,000,000 ordinary shares with a par value of $0.001 per share.

On November 5, 2015, the Company re-designated 10,115,854 ordinary shares as Class A ordinary shares.

On November 5, 2015, the Company issued 13,047,947 Class B ordinary shares to RYB Education Limited (a company established by Ms. Yanlai Shi, the director and Chief Executive Officer of the Company), with total proceeds of $50,224. RYB Education Limited shall be entitled to receive special dividend and any dividend declared in relation to the future investor financing transaction, which shall not be declared in favor of or distributed to any Class A ordinary shareholders.

Pursuant to the 5th Amended and Restated Memorandum of Association of the Company dated August 30, 2017, upon the completion of IPO, each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Except for voting and conversion rights, holder of Class A ordinary shares and Class B ordinary shares have the same rights.

17.         ORDINARY SHARES - continued

Upon the completion of the Company’s IPO in September, 2017, (i) 3,253,870 of Class A ordinary shares were re-designated as Class B ordinary shares on a one-for-one basis, (ii) 9,352,676 of Class B ordinary shares were re-designated Class A ordinary shares on a one-for-one basis, (iii) the golden share was redeemed by the Company, and (iv) the Company offered and issued 5,500,000 Class A ordinary shares with a par value $0.001 per share at the total proceeds of $94,627 through IPO. IPO related expense is $4,492, out of which $3,073 was paid in 2017 and the remaining was paid in 2018.

As of December 31, 2021, there were 22,264,660 and 6,949,141 shares issued for Class A and Class B ordinary shares, respectively; and there were 21,086,793 and 6,949,141 shares outstanding for Class A and Class B ordinary shares, respectively.

Share repurchase program

On November 24, 2017, the Company announced that the board of directors of the Company has approved a share repurchase program whereby the Company is authorized to repurchase its own ordinary shares in the form of American depositary shares with an aggregate value of up to $50,000 during the next 12 months. As of December 31, 2021, the Company did not repurchase any shares under this program.

On December 18, 2018, the Company announced that the board of directors of the Company approved another share repurchase program whereby the Company is authorized to repurchase its own ordinary shares in the form of American depositary shares with an aggregate value of up to $12,000 during the next 12 months. Pursuant to this share repurchase plan, the Company repurchased 1,627,455 shares in 2019, with a total consideration of approximately $12,000 at a price range of $6.50 to $8.00 per share, including brokerage commissions. The shares repurchased by the Company were accounted for at cost as treasury stock. The Company has re-issued 226,408 and 449,588 repurchased shares for settlement of restricted shares vested as of December 31, 2020 and 2021, respectively.